Components of Other Operating (Income) Expense, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Components of Other Operating Income [Line Items]
(Gain) loss on sale of interests in subsidiaries and affiliates, net	¥ (10,399)	[1],[2]	¥ (2,882)	[1],[2]	¥ (4,465)	[1],[2]
(Gain) loss on sale, disposal or impairment of assets, net	5,178	[2],[3]	45,619	[2],[3]	18,006	[2],[3]
Other operating (income) expense, net	(235,219)		(59,594)		(13,450)
Game Show Network, Llc
Components of Other Operating Income [Line Items]
Remeasurement gain					(26,991)	[1]
Sony Ericsson
Components of Other Operating Income [Line Items]
Remeasurement gain	(102,331)		(102,331)	[1]
M3
Components of Other Operating Income [Line Items]
Remeasurement gain	(122,160)	[4]
U.S. headquarters [Member]
Components of Other Operating Income [Line Items]
Gain on sale of building	(65,516)	[5]
Sony City Osaki
Components of Other Operating Income [Line Items]
Gain on sale of building	¥ (42,322)	[5]

[1]	Refer to Note 24.
[2]	Refer to Note 25.
[3]	Refer to Notes 13, 18 and 19.
[4]	Refer to Note 5.
[5]	Refer to Note 8.